Summary of significant accounting policies (Fair Values of Financial Assets and Liabilities Classified Under Appropriate Level of Fair Value Hierarchy) (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets	$ 276,598	$ 385,224
Restricted Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets	7,422	759
Restricted Cash, Non-Current [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets	5,061	17,453
Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets	816,394	847,041
Short-term bank loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial liabilities	59,625	260,000
Long-term bank loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial liabilities	197,585	215,703
Forward Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of foreign currency contracts liability		157
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets	276,598	385,224
Fair Value, Inputs, Level 1 [Member] | Restricted Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets	7,422	759
Fair Value, Inputs, Level 1 [Member] | Restricted Cash, Non-Current [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets	5,061	17,453
Fair Value, Inputs, Level 1 [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets
Fair Value, Inputs, Level 1 [Member] | Short-term bank loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial liabilities
Fair Value, Inputs, Level 1 [Member] | Long-term bank loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial liabilities
Fair Value, Inputs, Level 1 [Member] | Forward Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of foreign currency contracts liability
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets
Fair Value, Inputs, Level 2 [Member] | Restricted Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets
Fair Value, Inputs, Level 2 [Member] | Restricted Cash, Non-Current [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets
Fair Value, Inputs, Level 2 [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets	816,394	847,041
Fair Value, Inputs, Level 2 [Member] | Short-term bank loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial liabilities	59,625	260,000
Fair Value, Inputs, Level 2 [Member] | Long-term bank loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial liabilities	197,585	215,703
Fair Value, Inputs, Level 2 [Member] | Forward Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of foreign currency contracts liability		157
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets
Fair Value, Inputs, Level 3 [Member] | Restricted Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets
Fair Value, Inputs, Level 3 [Member] | Restricted Cash, Non-Current [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets
Fair Value, Inputs, Level 3 [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial assets
Fair Value, Inputs, Level 3 [Member] | Short-term bank loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial liabilities
Fair Value, Inputs, Level 3 [Member] | Long-term bank loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of financial liabilities
Fair Value, Inputs, Level 3 [Member] | Forward Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of foreign currency contracts liability